Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) before taxes
in	2021	2020	2019
Net revenues (CHF million)
Swiss Universal Bank	5,801	5,615	5,905
International Wealth Management	3,462	3,747	4,181
Asia Pacific	3,242	3,155	3,029
Asset Management	1,456	1,090	1,635
Investment Bank	8,888	9,098	8,161
Corporate Center	(153)	(316)	(427)
Net revenues	22,696	22,389	22,484
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	2,729	2,104	2,573
International Wealth Management	976	1,091	1,586
Asia Pacific	994	828	922
Asset Management	300	(39)	479
Investment Bank	(3,703)	1,655	1,026
Corporate Center	(1,896)	(2,172)	(1,866)
Income/(loss) before taxes	(600)	3,467	4,720
Total assets
end of	2021	2020
Total assets (CHF million)
Swiss Universal Bank	263,797	261,465
International Wealth Management	88,715	91,503
Asia Pacific	67,395	67,356
Asset Management	3,393	3,703
Investment Bank	211,802	271,976
Corporate Center	120,731	122,962
Total assets	755,833	818,965

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) before taxes by geographical location
in	2021	2020	2019
Net revenues (CHF million)
Switzerland	7,285	7,719	8,434
EMEA	3,524	3,885	1,962
Americas	8,827	7,614	9,103
Asia Pacific	3,060	3,171	2,985
Net revenues	22,696	22,389	22,484
Income/(loss) before taxes (CHF million)
Switzerland	257	1,770	2,985
EMEA	(4,929)	(124)	(1,786)
Americas	3,781	1,577	3,409
Asia Pacific	291	244	112
Income/(loss) before taxes	(600)	3,467	4,720
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.
Total assets by geographical location
end of	2021	2020
Total assets (CHF million)
Switzerland	256,261	262,034
EMEA	163,659	159,661
Americas	249,656	300,762
Asia Pacific	86,257	96,508
Total assets	755,833	818,965
The designation of total assets by region is based upon customer domicile.

Bank
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) before taxes
in	2021	2020	2019
Net revenues (CHF million)
Swiss Universal Bank	5,801	5,615	5,905
International Wealth Management	3,462	3,747	4,181
Asia Pacific	3,242	3,155	3,029
Asset Management	1,456	1,090	1,635
Investment Bank	8,888	9,098	8,161
Adjustments [1]	193	(202)	(225)
Net revenues	23,042	22,503	22,686
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	2,729	2,104	2,573
International Wealth Management	976	1,091	1,586
Asia Pacific	994	828	922
Asset Management	300	(39)	479
Investment Bank	(3,703)	1,655	1,026
Adjustments [1]	(1,387)	(2,428)	(2,193)
Income/(loss) before taxes	(91)	3,211	4,393
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain revenues and expenses that were not allocated to the segments, including such items relating to the Asset Resolution Unit.

Total assets
end of	2021	2020
Total assets (CHF million)
Swiss Universal Bank	263,797	261,465
International Wealth Management	88,715	91,503
Asia Pacific	67,395	67,356
Asset Management	3,393	3,703
Investment Bank	211,802	271,976
Adjustments [1]	124,112	126,828
Total assets	759,214	822,831
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain revenues and expenses that were not allocated to the segments, including such items relating to the Asset Resolution Unit.

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) before taxes by geographical location
in	2021	2020	2019
Net revenues (CHF million)
Switzerland	8,382	8,659	9,239
EMEA	2,916	3,162	1,244
Americas	8,896	7,765	9,253
Asia Pacific	2,848	2,917	2,950
Net revenues	23,042	22,503	22,686
Income/(loss) before taxes (CHF million)
Switzerland	1,659	2,477	3,259
EMEA	(5,554)	(847)	(2,574)
Americas	3,574	1,419	3,348
Asia Pacific	230	162	360
Income/(loss) before taxes	(91)	3,211	4,393
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.
Total assets by geographical location
end of	2021	2020
Total assets (CHF million)
Switzerland	259,874	266,095
EMEA	163,539	159,465
Americas	249,680	300,783
Asia Pacific	86,121	96,488
Total assets	759,214	822,831
The designation of total assets by region is based upon customer domicile.